Debt issued measured at amortized cost	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Debt Securities Explanatory
Note   12

Debt issued measured

at amortized cost
USD m 30.6.22 31.3.22 31.12.21
Short-term debt

31,525 37,539 43,098
Senior unsecured debt that

contributes to total loss-absorbing capacity (TLAC)
41,469 41,479 38,984
Senior unsecured debt other than

TLAC
21,421 23,024 27,590
of which: issued by UBS AG with original maturity greater

than one year

20,099 21,619 23,307
Covered bonds 1,351 1,389
Subordinated debt 18,304 18,664 18,640
of which: high-trigger loss-absorbing additional tier 1 capital instruments 12,076 12,372 11,052 of which: low-trigger loss-absorbing additional tier 1 capital instruments
1,219 1,236 2,425
of which: low-trigger loss-absorbing tier 2 capital instruments 2,471 2,507 2,596 of which: non-Basel III-compliant tier 2 capital instruments 538 543 547
Debt issued through the Swiss central mortgage

institutions
9,177 9,435 9,454
Long-term debt

90,371 93,953 96,057
Total debt issued

measured at amortized cost

121,896 131,492 139,155
1 Debt with an original contractual

maturity of less than

one year,

mainly consisting of certificates

of deposit and commercial

paper.

2 Based on original

contractual maturity without

considering any early
redemption features. As of

30 June 2022,

% of the balance was

unsecured (31 March 2022:
100%; 31 December 2021: 100
%).

3 Debt with an original contractual

maturity greater than or equal

to one year.
The classification of

debt issued into short-term

and long-term does not consider

any early redemption features.

4 Net of bifurcated

embedded derivatives,

the fair value of which

was not material for

the periods
presented.